Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancelable Leases (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 801
2018	1,162
2019	1,512
2020	1,518
2021	1,525
Thereafter	5,959
Future minimum payments under non-cancelable leases	$ 12,477